Acquisitions & Dispositions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 13,128	$ 13,153	$ 297,906
Nestor Sales LLC [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired		39,983
Accounts receivable		(9,230)
Inventories		(12,067)
Other current assets		(339)
Property, plant and equipment, net		(1,251)
Other assets		(752)
Intangible assets		(16,930)
Total assets acquired		(40,569)
Accounts payable		4,992
Accrued liabilities		1,943
Deferred income taxes		3,287
Other long-term liabilities		76
Total liabilities assumed		10,298
Goodwill		$ 9,712